CERTAIN TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2015
Certain Transactions Tables [Abstract]
Tender Table
Senior notes series	Previously outstanding	Purchased

	U.S. $ in millions

6.15% Senior Notes due 2036	$987	$197
3.65% Senior Notes due 2021	875	263
3.65% Senior Notes due 2021	875	287
2.95% Senior Notes due 2022	1,300	456

		$1,203